Condensed parent company financial information - Condensed Parent Company Statement of Profit/(Loss) and Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Administrative expenses	$ (354)	$ (359)	$ (338)
Operating profit	1,198	1,041	1,066
Financial income	49	63	39
Financial expenses	(202)	(178)	(126)
Profit before tax	1,074	897	1,010
Tax	(315)	(269)	(260)
Profit for the year	758	628	750
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges, including related tax credit of $2m (2024: $2m charge; 2023: $1m charge)	140	(124)	(30)
Costs of hedging	4	(11)	0
Hedging (gains)/losses reclassified to financial expenses	(186)	165	28
Exchange gains/(losses) on translation	(91)	4	(137)
Total items that may be subsequently reclassified to profit or loss	(98)	27	(124)
Total comprehensive income	659	661	621
Parent Company
Profit or loss [abstract]
Administrative expenses	(2)	(2)	(2)
Operating profit	(2)	(2)	(2)
Dividend income from subsidiary undertaking	2,015	762	1,877
Financial income	3	30	30
Financial expenses	(86)	(81)	(77)
Profit before tax	1,930	709	1,828
Tax	25	16	16
Profit for the year	1,955	725	1,844
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges, including related tax credit of $2m (2024: $2m charge; 2023: $1m charge)	12	(51)	(36)
Costs of hedging	2	1	2
Hedging (gains)/losses reclassified to financial expenses	(21)	57	35
Exchange gains/(losses) on translation	165	(38)	119
Total items that may be subsequently reclassified to profit or loss	158	(31)	120
Total comprehensive income	$ 2,113	$ 694	$ 1,964